UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-2380



                      The Cash Management Trust of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE CASH MANAGEMENT TRUST OF AMERICA(R)
Investment portfolio

June 30, 2005                                                        unaudited

                                                                                      Yield at    Principal amount     Market value
Short-term securities -- 100.10%                                                   acquisition               (000)            (000)


CERTIFICATES OF DEPOSIT -- 4.56%
Bank of Montreal
   August 24, 2005                                                                       3.27%           $  50,000        $  49,993
Canadian Imperial Bank of Commerce
   July 12, 2005                                                                         3.04               50,000           49,998
   August 12, 2005                                                                       3.22               30,000           30,000
Depfa Bank PLC
   August 9, 2005                                                                        3.19               50,000           49,997
UBS AG Stamford
   August 8, 2005                                                                        3.19               50,000           50,000
Wells Fargo Bank, N.A.
   July 28, 2005                                                                         3.20               75,000           75,000
   August 8, 2005                                                                        3.25              100,000          100,000
                                                                                                                            404,988

COMMERCIAL PAPER -- 74.03%
Abbott Laboratories Inc.(1)
   July 6, 2005                                                                          3.01               22,000           21,989
ABN-AMRO North America Finance Inc.
   July 19, 2005                                                                         3.10               50,000           49,919
Allied Irish Banks N.A. Inc.(1)
   August 9, 2005                                                                        3.17               15,000           14,947
American Express Credit Corp.
   August 10, 2005                                                                       3.14               50,000           49,826
American Honda Finance Corp.
   July 13, 2005                                                                         3.07               47,500           47,449
   July 27, 2005                                                                         3.13               50,000           49,890
   August 4, 2005                                                                        3.21                1,200            1,196
   August 5, 2005                                                                        3.20               35,000           34,888
Amsterdam Funding Corp.(1)
   August 16, 2005                                                                       3.19               25,000           24,893
   August 19, 2005                                                                       3.26               39,000           38,829
Anheuser-Busch Cos. Inc.(1)
   August 9, 2005                                                                        3.16               25,000           24,913
Bank of America Corp.
   August 25, 2005                                                                       3.33               65,000           64,672
   August 29, 2005                                                                       3.36              100,000           99,443
Barclays U.S. Funding LLC
   July 19, 2005                                                                         3.12               48,900           48,820
BellSouth Corp.(1)
   July 6, 2005                                                                          3.03               55,000           54,972
   July 20, 2005                                                                         3.18               18,600           18,567
   July 29, 2005                                                                         3.22               50,000           49,871
BMW U.S. Capital LLC(1)
   July 6, 2005                                                                          3.03%             $50,000           49,976
   July 25, 2005                                                                         3.23               44,900           44,800
BNP Paribas Finance Inc.
   July 6, 2005                                                                          3.06               25,000           24,988
   August 4, 2005                                                                        3.15               50,000           49,848
   August 22, 2005                                                                       3.27               50,000           49,762
CAFCO, LLC(1)
   July 27, 2005                                                                         3.16               85,000           84,800
   August 5, 2005                                                                        3.18               50,000           49,842
   August 23, 2005                                                                       3.32               50,000           49,752
Calyon North America Inc.
   July 1, 2005                                                                          3.04               50,000           49,996
   July 18, 2005                                                                         3.10               50,000           49,924
   August 3, 2005                                                                        3.16               31,000           30,913
Canadian Imperial Holdings Inc.
   August 2, 2005                                                                        3.15               50,000           49,857
Canadian Wheat Board
   July 21, 2005                                                                         3.09               15,000           14,973
   July 25, 2005                                                                         3.07               10,000            9,979
   August 16, 2005                                                                       3.21               25,000           24,896
CBA (Delaware) Finance Inc.
   July 7, 2005                                                                          3.08               36,700           36,678
ChevronTexaco Funding Corp.
   July 13, 2005                                                                         3.04               50,000           49,945
   July 15, 2005                                                                         3.06               50,000           49,936
Citicorp
   July 25, 2005                                                                         3.13               25,000           24,947
Clipper Receivables Co., LLC(1)
   July 11, 2005                                                                         3.07               80,000           79,925
   July 14, 2005                                                                         3.07               88,000           87,895
Coca-Cola Co.
   July 12, 2005                                                                         3.17                8,600            8,591
   July 21, 2005                                                                         3.06               75,000           74,866
   August 1, 2005                                                                        3.21               20,000           19,943
   August 4, 2005                                                                        3.09               50,000           49,853
   August 15, 2005                                                                       3.12               50,000           49,795
   August 22, 2005                                                                       3.13               25,000           24,880
Colgate-Palmolive Co.(1)
   July 28, 2005                                                                         3.22               50,000           49,875
   July 29, 2005                                                                         3.24               33,100           33,014
DaimlerChrysler Revolving Auto Conduit LLC II
   July 19, 2005                                                                         3.15               15,901           15,875
Danske Corp., Series A
   July 11, 2005                                                                         3.06               11,700           11,689
   July 25, 2005                                                                         3.12               36,000           35,923
DuPont (E.I.) de Nemours & Co.
   July 26, 2005                                                                         3.09               30,000           29,933
   July 29, 2005                                                                         3.09               14,100           14,065
   August 2, 2005                                                                        3.23               99,000           98,708
   August 8, 2005                                                                        3.21               25,000           24,913
   August 17, 2005                                                                       3.23               37,000           36,842
   August 22, 2005                                                                       3.28               25,000           24,880
Edison Asset Securitization LLC(1)
   July 20, 2005                                                                         3.11%              50,000           49,917
   August 5, 2005                                                                        3.15               50,000           49,843
Exxon Asset Management Co.(1)
   July 21, 2005                                                                         3.08               50,000           49,910
   July 28, 2005                                                                         3.20               50,000           49,876
Exxon Project Investment Corp.(1)
   July 7, 2005                                                                          2.99              100,000           99,942
Gannett Co.(1)
   July 6, 2005                                                                          3.00               32,000           31,984
   July 12, 2005                                                                         3.01               42,800           42,757
   July 20, 2005                                                                         3.04               25,000           24,959
   July 22, 2005                                                                         3.16               94,000           93,819
   August 23, 2005                                                                       3.17               25,000           24,877
General Electric Capital Corp.
   July 12, 2005                                                                         3.29               19,100           19,079
General Electric Capital Services, Inc.
   July 18, 2005                                                                         3.12              100,000           99,847
GlaxoSmithKline Finance PLC
   July 8, 2005                                                                          3.05              110,000          109,926
Hershey Co.(1)
   July 21, 2005                                                                         3.06               20,000           19,964
   July 29, 2005                                                                         3.09               37,000           36,908
Hewlett-Packard Co.(1)
   July 25, 2005                                                                         3.17               42,900           42,806
   July 26, 2005                                                                         3.17              100,000           99,772
   July 29, 2005                                                                         3.13               25,000           24,941
HSBC Finance Corp.
   July 15, 2005                                                                         3.11               50,000           49,935
   July 26, 2005                                                                         3.06               50,000           49,890
   July 29, 2005                                                                         3.06               50,000           49,877
   August 18, 2005                                                                       3.12               50,000           49,788
HSBC USA Inc.
   August 15, 2005                                                                       3.29               25,000           24,895
IBM Capital Inc.(1)
   July 25, 2005                                                                         3.22               25,000           24,944
IBM Corp.
   July 14, 2005                                                                         3.01               50,000           49,942
   July 26, 2005                                                                         3.03               50,000           49,891
Illinois Tool Works Inc.
   July 28, 2005                                                                         3.21               34,027           33,942
ING (U.S.) Funding LLC
   August 3, 2005                                                                        3.16               50,000           49,859
   August 18, 2005                                                                       3.26               36,500           36,347
   August 22, 2005                                                                       3.30               41,000           40,802
IXIS Commercial Paper Corp.(1)
   August 2, 2005                                                                        3.17               34,500           34,402
   August 23, 2005                                                                       3.29               75,000           74,634
Kimberly-Clark Worldwide Inc.(1)
   July 13, 2005                                                                         3.10               43,000           42,952
Medtronic Inc.(1)
   July 14, 2005                                                                         3.21               22,300           22,272
   July 28, 2005                                                                         3.21               50,000           49,876
Mont Blanc Capital Corp.(1)
   August 25, 2005                                                                       3.38%              68,200          $67,844
National Australia Funding (Delaware) Inc.(1)
   August 3, 2005                                                                        3.28               50,000           49,846
NetJets Inc.(1)
   August 19, 2005                                                                       3.21               20,000           19,914
   September 7, 2005                                                                     3.35               19,700           19,576
   September 9, 2005                                                                     3.35               24,300           24,142
New Center Asset Trust Plus
   July 20, 2005                                                                         3.11               50,000           49,914
Old Line Funding, LLC(1)
   July 7, 2005                                                                          3.06               29,000           28,983
   July 11, 2005                                                                         3.08               25,000           24,977
   July 27, 2005                                                                         3.16               25,000           24,941
Park Avenue Receivables Co., LLC(1)
   July 11, 2005                                                                         3.12               73,000           72,931
   July 19, 2005                                                                         3.20               50,000           49,916
PepsiCo Inc.(1)
   July 13, 2005                                                                         3.09               25,000           24,972
   July 22, 2005                                                                         3.09               25,600           25,552
   July 25, 2005                                                                         3.07               24,400           24,348
   July 29, 2005                                                                         3.07               20,000           19,951
Pfizer Inc(1)
   July 14, 2005                                                                         3.07               50,000           49,940
   July 15, 2005                                                                         3.07               52,100           52,034
Pitney Bowes Inc.(1)
   July 5, 2005                                                                          3.01               50,000           49,979
Preferred Receivables Funding Corp.(1)
   July 18, 2005                                                                         3.16               50,000           49,921
   July 20, 2005                                                                         3.20               23,000           22,959
Procter & Gamble Co.(1)
   July 27, 2005                                                                         3.23               75,000           74,819
   July 28, 2005                                                                         3.23               32,000           31,920
   August 31, 2005                                                                       3.24               50,000           49,719
Royal Bank of Scotland PLC
   August 19, 2005                                                                       3.16               50,000           49,785
Shell Finance (U.K.) PLC
   July 18, 2005                                                                         3.07               51,500           51,421
   August 26, 2005                                                                       3.32               50,000           49,739
Siemens Capital Co. LLC
   August 1, 2005                                                                        3.13              100,000           99,723
Societe Generale N.A. Inc.
   July 26, 2005                                                                         3.12               17,600           17,561
Stadshypotek Delaware Inc.(1)
   July 11, 2005                                                                         3.09               25,000           24,977
   August 25, 2005                                                                       3.25               25,000           24,878
Statoil ASA(1)
   August 11, 2005                                                                       3.25               20,000           19,925
Svenska Handelsbanken Inc.
   July 5, 2005                                                                          3.07               80,235           80,202
Swedish Export Credit Corp.
   July 21, 2005                                                                         3.17               50,000           49,908
Telstra Corp. Ltd.
   July 1, 2005                                                                          3.04               25,000           24,998
Three Pillars Funding, LLC(1)
   July 5, 2005                                                                          3.10%              50,000           49,979
   July 11, 2005                                                                         3.13               33,000           32,969
   July 19, 2005                                                                         3.19               29,000           28,951
Toronto-Dominion Holdings USA Inc.(1)
   July 6, 2005                                                                          3.05               75,000           74,962
   July 25, 2005                                                                         3.20               45,700           45,599
Total Capital SA(1)
   July 12, 2005                                                                         3.06               50,000           49,949
   July 25, 2005                                                                         3.11              100,000           99,787
Toyota Motor Credit Corp.
   August 12, 2005                                                                       3.21               50,000           49,809
   August 16, 2005                                                                       3.20               30,000           29,875
   August 26, 2005                                                                       3.32               15,000           14,922
Triple-A One Funding Corp.(1)
   July 7, 2005                                                                          3.08               26,325           26,309
   July 11, 2005                                                                         3.12               10,072           10,062
   July 13, 2005                                                                         3.13               36,823           36,782
   August 2, 2005                                                                        3.17               38,376           38,265
   August 22, 2005                                                                       3.33               13,314           13,249
   August 26, 2005                                                                       3.32               25,271           25,142
UBS Finance (Delaware) LLC
   July 18, 2005                                                                         3.10               50,000           49,924
   August 17, 2005                                                                       3.25               25,000           24,892
USAA Capital Corp.
   July 7, 2005                                                                          3.12               25,000           24,985
Variable Funding Capital Corp.(1)
   July 20, 2005                                                                         3.22               80,000           79,857
   July 21, 2005                                                                         3.12               50,000           49,909
   July 22, 2005                                                                         3.12               50,000           49,905
   August 18, 2005                                                                       3.30               50,000           49,777
Wal-Mart Stores Inc.(1)
   August 2, 2005                                                                        3.12               25,000           24,929
   August 9, 2005                                                                        3.11               86,000           85,700
   August 16, 2005                                                                       3.20               50,000           49,792
   August 30, 2005                                                                       3.25               34,500           34,309
   September 7, 2005                                                                     3.33               25,000           24,842
Wm. Wrigley Jr. Co.(1)
   July 26, 2005                                                                         3.19               25,000           24,943
                                                                                                                          6,570,326

FEDERAL AGENCY DISCOUNT NOTES -- 19.57%
Federal Farm Credit Banks
   July 1, 2005                                                                          2.92               30,000           29,998
   July 5, 2005                                                                          2.97               50,000           49,979
   July 6, 2005                                                                          2.97               50,000           49,975
   July 8, 2005                                                                          2.95               45,000           44,971
   July 14, 2005                                                                         3.07               75,000           74,911
   July 15, 2005                                                                         2.94               30,000           29,965
Federal Home Loan Bank
   July 1, 2005                                                                          2.96%              57,900           57,895
   July 8, 2005                                                                          2.96               31,500           31,479
   July 15, 2005                                                                         3.02               80,000           79,900
   July 18, 2005                                                                         2.95               10,400           10,386
   August 3, 2005                                                                        3.10               15,820           15,776
   August 10, 2005                                                                       3.11              100,000           99,619
   August 17, 2005                                                                       3.18              115,470          114,952
   August 19, 2005                                                                       3.22              143,564          142,925
Freddie Mac
   July 1, 2005                                                                          2.95               45,000           44,996
   July 8, 2005                                                                          2.97              100,000           99,933
   July 13, 2005                                                                         2.99              100,000           99,897
   July 19, 2005                                                                         3.00               42,251           42,188
   July 22, 2005                                                                         3.03               65,000           64,883
   August 1, 2005                                                                        3.09              100,000           99,747
   August 2, 2005                                                                        3.10               39,104           38,998
   August 8, 2005                                                                        3.22               40,000           39,861
   August 30, 2005                                                                       3.23               50,000           49,728
   September 6, 2005                                                                     3.29               38,505           38,270
International Bank for Reconstruction and Development
   July 21, 2005                                                                         3.05               36,600           36,535
   August 15, 2005                                                                       3.11              100,000           99,621
Tennessee Valley Authority
   July 7, 2005                                                                          2.97               50,000           49,971
   July 14, 2005                                                                         3.03               50,000           49,941
   August 4, 2005                                                                        3.18               50,000           49,846
                                                                                                                          1,737,146

U.S. TREASURIES -- 1.94%
U.S. Treasury Bills
   July 14, 2005                                                                         2.75               18,600           18,582
   August 11, 2005                                                                       2.89              153,900          153,414
                                                                                                                            171,996

Total investment securities (cost: $8,884,385,000)                                                                        8,884,456
Other assets less liabilities                                                                                                (8,468)

Net assets                                                                                                               $8,875,988


(1) Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $3,705,148,000, which represented 41.74% of the net assets of the fund.




Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                     $        176
Gross unrealized depreciation on investment securities                                                             (105)
Net unrealized appreciation on investment securities                                                                 71
Cost of investment securities for federal income tax purposes                                                 8,884,385



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: August 26, 2005



By /s/ Susi M. Silverman
------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: August 26, 2005